Vanguard STAR Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	86,427,966	3,137,335
Vanguard U.S. Growth Fund Investor Shares	63,185,441	2,636,097
Vanguard Windsor Fund Investor Shares	81,441,957	1,720,054
Vanguard PRIMECAP Fund Investor Shares	9,998,925	1,350,055
Vanguard Explorer Fund Investor Shares	8,151,880	847,143
		9,690,684
International Stock Funds (18.5%)
Vanguard International Growth Fund Investor Shares	70,302,203	2,042,279
Vanguard International Value Fund	57,293,281	2,024,745
		4,067,024
U.S. Bond Funds (37.5%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	258,917,541	2,788,542
Vanguard GNMA Fund Investor Shares	260,318,824	2,733,347
Vanguard Short-Term Investment-Grade Fund Investor Shares	254,923,617	2,727,683
		8,249,572
Total Investment Companies (Cost $14,721,742)		22,007,280
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
Vanguard Market Liquidity Fund, 2.386% (Cost $12)	122	12
Total Investments (100.0%) (Cost $14,721,754)		22,007,292
Other Assets and Liabilities-Net (0.0%)		(1,275)
Net Assets (100%)		22,006,017

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern Time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

STAR Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jul. 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA2	NA2	1	—	17	—	12

Vanguard Explorer
Fund	786,050	113,116	81,686	1,470	28,193	2,201	68,315	847,143

Vanguard GNMA Fund 2,604,411		318,493	304,632	(6,492)	121,567	59,291	—	2,733,347

Vanguard International
Growth Fund	1,938,719	123,604	141,758	(3,294)	125,008	28,357	65,254	2,042,279

Vanguard International
Value Fund	1,933,873	120,413	12,122	(677)	(16,742)	50,849	57,164	2,024,745

Vanguard Long-Term
Investment-Grade
Fund	2,588,373	211,552	391,373	(11,832)	391,822	81,388	—	2,788,542

Vanguard Morgan
Growth Fund[3]	1,256,033	329,531	123,787	3,444	(775,712)	9,229	233,344	—

Vanguard PRIMECAP
Fund	1,261,409	178,090	103,739	10,629	3,666	13,730	76,983	1,350,055

Vanguard Short-Term
Investment-Grade
Fund	2,603,243	293,044	240,463	(2,423)	74,282	57,451	—	2,727,683

Vanguard U.S. Growth
Fund[3]	1,259,640	190,968	313,270	13,366	1,485,393	4,201	98,515	2,636,097

Vanguard Windsor
Fund	1,609,089	292,114	145,051	(1,737)	(34,361)	32,649	142,633	1,720,054

Vanguard Windsor II
Fund	2,958,651	487,309	267,395	(4,390)	(36,841)	70,276	218,280	3,137,335
Total	20,799,492 2,658,234 2,125,276			(1,935)	1,366,275 409,639		960,488 22,007,292

1 Does not include adjustments related to return of capital.
2 Not applicable—purchases and sales are for temporary cash investment purposes.
3 In April 2019, the Vanguard Morgan Growth Fund reorganized with and into Vanguard U.S. Growth Fund through a tax-free reorganization. As a result of the merger, the fund received shares of Vanguard U.S. Growth Fund valued at $1,340,882,000, which consisted of cost of $689,510,000, and unrealized appreciation of $651,372,000.